Variable Interest Entity (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entity (“VIE”) [Abstract]
Schedule of Condensed Balance Sheet	The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Current assets	13,264,579	48,490,650	6,846,351
Property and equipment, net	23,132,180	91,369,608	12,900,392
Other noncurrent assets	630,494,750	265,926,480	37,545,919
Total assets	666,891,509	405,786,738	57,292,662
Total liabilities	(585,116,575)	(609,000,686)	(85,984,255)
Net assets	(81,771,934)	(203,213,948)	(28,691,593)

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Current liabilities:
Accounts payable	11,043,034	9,219,643	1,301,713
Deferred revenues	14,402	-	-
Other payables and accrued liabilities	16,654,682	16,422,802	2,318,721
Current portion of shareholder loans	42,421,345	-	-
Taxes payable	4,913,881	6,901,910	974,474
Third-party loan	-	186,932,179	49,914,977
Intercompany payable*	510,069,231	353,532,807	26,392,785
Total current liabilities	585,116,575	573,009,341	80,902,670
Non-current shareholder loan	-	35,991,345	5,081,585
Total liabilities	585,116,575	609,000,686	85,984,255

*	Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement	The summarized operating results of the VIE’s are as follows:
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Operating revenues	202,340,230	32,112,603	2,779,482	392,433
Gross profit	30,883,606	14,442,464	(210,922)	(29,780)
Income (loss) from operations	(25,262,236)	589,775	(285,922,484)	(40,369,137)
Net income (loss)	(159,401,372)	5,700,402	(286,436,377)	(40,441,693)

Schedule of Condensed Cash Flow Statement	The summarized statements of cash flow of the VIE’s are as follows:
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Net cash provided by operating activities	44,560,277	29,324,687	(117,520,675)	(16,592,638)
Net cash (used in) provided by investing activities	(49,269,310)	5,043,123	(67,043,921)	(9,465,870)
Net cash (used in) provided by financing activities	2,929,456	(84,715,145)	180,502,179	25,484,939
Effect of exchange rate on cash and cash equivalents	(1,061,729)	11,795	90,793	(1,720)
Net increase/(decrease) in cash and cash equivalents	(2,841,306)	(50,335,540)	(3,971,624)	(575,289)
Cash and cash equivalents, beginning of year	59,249,721	56,408,415	6,072,875	871,963
Cash, cash equivalents and restricted cash, end of year	56,408,415	6,072,875	2,101,251	296,674

Schedule of Cash, Cash Equivalents and Restricted Cash	The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:
	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Cash and cash equivalents	55,965,855	6,072,875	2,101,250	296,674
Restricted cash	442,560	-	-	-
Total cash, cash equivalents and restricted cash	56,408,415	6,072,875	2,101,250	296,674